Shareholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance at June 30, 2012	$ (4,569)
Other comprehensive income (loss)	6	(140)	(53)
Net current-period other comprehensive income (loss), net of taxes	(1,358)	(14,471)	10,275
Other comprehensive income	1,148	(9,628)	11,107
Balance at June 30, 2013	(3,421)	(4,569)
Foreign currency translation adjustment
Balance at June 30, 2012	1,718
Other comprehensive income (loss)	(1,358)
Amounts reclassified from accumulated other comprehensive income (loss)	0
Net current-period other comprehensive income (loss), net of taxes	(1,358)
Balance at June 30, 2013	360
Unrealized gain (loss) on securities available for sale
Balance at June 30, 2012	(58)
Other comprehensive income (loss)	6
Amounts reclassified from accumulated other comprehensive income (loss)	0
Net current-period other comprehensive income (loss), net of taxes	6
Balance at June 30, 2013	(52)
Postemployment benefits
Balance at June 30, 2012	(6,229)
Other comprehensive income (loss)	1,967
Amounts reclassified from accumulated other comprehensive income (loss)	533
Net current-period other comprehensive income (loss), net of taxes	2,500
Balance at June 30, 2013	(3,729)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance at June 30, 2012	(4,569)
Other comprehensive income (loss)	615
Amounts reclassified from accumulated other comprehensive income (loss)	533
Other comprehensive income	1,148
Balance at June 30, 2013	$ (3,421)